Income Taxes (Details 2) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Net operating loss carryforwards (NOLs)	$ 2,339,000	$ 2,057,000	$ 826,000	$ 519,000
Stock-based compensation expense	566,000	489,000		8,000
Accrued expenses and unpaid payable	268,000	443,000		35,000
Tax credit carryforwards	68,000	68,000	63,000	63,000
Excess of tax amortization over book amortization	(635,000)	(658,000)	(279,000)	(230,000)
Others	235,000		23,000
Gross	2,841,000	2,399,000	613,000	395,000
Valuation allowance	(2,841,000)	(2,399,000)	(633,000)	(395,000)
Net